NYSE Euronext

10013876

Received SEC
NOV 17 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34121

November 17, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, RIO TINTO PLC (Guarantor), RIO TINTO LIMITED (Guarantor), RIO TINTO FINANCE (USA) LIMITED (Issuer) U.S. $500,000,000 1.875% Notes due 2015, U.S. $1,000,000,000 3.500% Notes due 2020, U.S. $500,000,000 5.200% Notes due 2040 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 8, 2010. Tentative listing date – November 18, 2010.

Sincerely,

[signature]